Note 16: Guarantees (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Guarantee Obligations [Line Items]
Guarantee Type Other Carrying Value	$ 144,000,000	$ 138,000,000
Service and product warranties and product performance guarantees - beginning of year	1,468,000,000	1,136,000,000
Warranties and performance guarantees issued	325,000,000	475,000,000
Settlements made	(277,000,000)	(440,000,000)
Product warranty accrual - other	(184,000,000)	297,000,000
Service and product warranties and product performance guarantees - end of period	1,332,000,000	1,468,000,000
International Aero Engines [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage	33.00%
Credit Facilities And Debt Obligations Unconsolidated Subsidiaries [Member]
Guarantee Obligations [Line Items]
Guarantee Obligations Maximum Exposure	240,000,000	239,000,000
Guarantee Obligations Current Carrying Value	2,000,000	3,000,000
Guarantee Obligations Term	expire 2013 to 2034
International Aero Engines [Member]
Guarantee Obligations [Line Items]
Guarantee Obligations Maximum Exposure	0	989,000,000
Guarantee Obligations Current Carrying Value	0	20,000,000
Commercial Aerospace [Member]
Guarantee Obligations [Line Items]
Guarantee Obligations Maximum Exposure	346,000,000	323,000,000
Guarantee Obligations Current Carrying Value	7,000,000	30,000,000
Performance Guarantee [Member]
Guarantee Obligations [Line Items]
Guarantee Obligations Maximum Exposure	33,000,000	33,000,000
Guarantee Obligations Current Carrying Value	$ 0	$ 0